Note 2 - Summary of Significant Account Policies (Details) (USD $)	12 Months Ended		1 Months Ended	6 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Nov. 30, 2014	Dec. 31, 2013	Jun. 30, 2013	Mar. 07, 2011
Note 2 - Summary of Significant Account Policies (Details) [Line Items]
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 1
Derivative, Gain (Loss) on Derivative, Net	$ 32,239	$ 47,310
Restricted Cash and Cash Equivalents	93,150
Debt Instrument, Covenant Terms, Debt Service Coverage Ratio	1.1
Allowance for Doubtful Accounts Receivable	0
Impairment of Long-Lived Assets Held-for-use		0
Warrant [Member]
Note 2 - Summary of Significant Account Policies (Details) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(32,239)		32,239	(47,310)
Equity Option [Member]
Note 2 - Summary of Significant Account Policies (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	2,864,259	1,611,333
Warrant [Member]
Note 2 - Summary of Significant Account Policies (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	168,550	2,350,368
Convertible Debt Securities [Member]
Note 2 - Summary of Significant Account Policies (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	586,667
Solar Arrays [Member]
Note 2 - Summary of Significant Account Policies (Details) [Line Items]
Property, Plant and Equipment, Useful Life	25 years
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	496,894	207,851		207,851
Earliest Tax Year [Member]
Note 2 - Summary of Significant Account Policies (Details) [Line Items]
Open Tax Year	2010
Latest Tax Year [Member]
Note 2 - Summary of Significant Account Policies (Details) [Line Items]
Open Tax Year	2013
SunGen Mill 77 [Member]
Note 2 - Summary of Significant Account Policies (Details) [Line Items]
Impairment of Long-Lived Assets Held-for-use	$ 113,661